Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2017
Registrant Name	dei_EntityRegistrantName	BARON INVESTMENT FUNDS TRUST (f/k/a BARON ASSET FUND)
Central Index Key	dei_EntityCentralIndexKey	0000810902
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 15, 2018
Document Effective Date	dei_DocumentEffectiveDate	Nov. 15, 2018
Prospectus Date	rr_ProspectusDate	Jan. 26, 2018
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A